Derivative Financial Instruments (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative assets
Derivative assets	BRL 7,386,703	BRL 3,221,481
Derivative assets, Current	606,387	340,558
Derivative assets, Non-current	6,780,316	2,880,923
Derivative liabilities
Derivative liabilities	2,510,343	666,922
Derivative liabilities, Current	1,988,948	523,951
Derivative liabilities, Non-current	521,395	142,971
Currency Swap
Derivative assets
Derivative assets	6,805,084	2,871,904
Derivative liabilities
Derivative liabilities	1,197,157	413,573
Interest Rate Swap
Derivative assets
Derivative assets	445,740	196,017
Derivative liabilities
Derivative liabilities	594,433	241,138
Forward Contracts
Derivative assets
Derivative assets	102,329	153,560
Derivative liabilities
Derivative liabilities	686,488	BRL 12,211
Options Held
Derivative assets
Derivative assets	33,550
Derivative liabilities
Derivative liabilities	BRL 32,265